Related Party Transactions (Details)								1 Months Ended	12 Months Ended
	Nov. 24, 2024 USD ($)	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Jul. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 04, 2024 USD ($)	Feb. 04, 2024 ILS (₪)
Related Party Transactions [Line Items]
Financial expense									$ 0		$ 91,143
Compensation expense						$ 54	₪ 195
Increase (Decrease) in deferred compensation				$ 97	₪ 350
Aggregate amount											119,536
Mr. Gottlieb [Member]
Related Party Transactions [Line Items]
Purchase amount	$ 10,512
Innovative Inc. [Member]
Related Party Transactions [Line Items]
Additional purchases	$ 100,000
Paid amount									10,512
Joseph Gottlieb [Member]
Related Party Transactions [Line Items]
Shareholders loans									2,282,364	₪ 7,513,887
Outstanding balance of shareholders loan									589,467		1,088,250
Aggregate amount									0		29,110	$ 0
Parazero Technologies Ltd [Member]
Related Party Transactions [Line Items]
Consideration for services								$ 10,000	47,000
Purchased shares (in Shares) | shares								50,000
Value per share (in Dollars per share) | $ / shares								$ 4
Aggregate purchase price (in Dollars per share) | $ / shares								$ 200,000
Aggregate consideration amount								$ 108,857
Line of Credit [Member] | Loan Facility Agreement [Member]
Related Party Transactions [Line Items]
Loan agreement													$ 317,371	₪ 1,020,347
Outstanding amount loan facility		$ 1,088,250	₪ 3,480,306						$ 589,467		$ 1,088,250